UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2014

MFS® CHARTER INCOME TRUST

MCR-SEM

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	61.9%
Non-U.S. Government Bonds	11.8%
Emerging Markets Bonds	11.7%
High Grade Corporates	10.3%
Commercial Mortgage-Backed Securities	3.9%
Mortgage-Backed Securities	1.9%
Floating Rate Loans	1.1%
Asset-Backed Securities	0.2%
Collateralized Debt Obligations	0.1%
Municipal Bonds	0.1%
U.S. Treasury Securities	(0.8)%

Composition including fixed income credit quality (a)(i)
AAA	3.8%
AA	2.6%
A	6.6%
BBB	18.2%
BB	27.5%
B	33.8%
CCC	8.4%
C	0.1%
U.S. Government	4.2%
Federal Agencies	1.9%
Not Rated	(4.9)%
Non-Fixed Income	0.3%
Cash & Other	(2.5)%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	7.6 yrs.

Issuer country weightings (i)(x)
United States	60.6%
Canada	4.2%
United Kingdom	3.5%
Japan	2.9%
Italy	2.5%
Mexico	2.5%
France	2.2%
Luxembourg	2.0%
Brazil	1.4%
Other Countries	18.2%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

High Grade Corporates are corporate securities that are rated BBB or higher.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Lead Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Global Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Imperial Capital from May 2012 to March 2013; Negentropy Capital from June 2011 to April 2012; Marengo Asset Management from June 2010 to April 2011; Neuberger Berman from June 2006 to May 2010.

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net

Other Notes – continued

capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 104.6%
Issuer	Shares/Par	Value ($)

Aerospace - 2.0%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$255,000	$265,838
Bombardier, Inc., 7.5%, 3/15/18 (n)	1,040,000	1,177,800
Bombardier, Inc., 7.75%, 3/15/20 (n)	625,000	706,250
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,380,000	1,411,050
CPI International, Inc., 8.75%, 2/15/18	1,125,000	1,170,000
Gencorp, Inc., 7.125%, 3/15/21	1,555,000	1,691,063
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	2,075,000	2,266,938
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	2,040,000	2,149,650
TransDigm, Inc., 6.5%, 7/15/24 (z)	255,000	258,825

		$11,097,414
Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	$875,000	$948,281
PVH Corp., 4.5%, 12/15/22	830,000	817,550

		$1,765,831
Asset-Backed & Securitized - 4.2%
Banc of America Commercial Mortgage, Inc., FRN, 5.754%, 2/10/51	$1,187,543	$1,327,246
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41	110,631	112,828
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.75%, 12/28/40 (z)	695,368	460,226
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,605,000	1,700,751
Commercial Mortgage Pass-Through Certificates, FRN, 5.777%, 6/10/46	230,000	248,235
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2/25/33	501,767	506,366
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	2,639,859	131,993
First Union-Lehman Brothers Bank of America, FRN, 0.597%, 11/18/35 (i)	6,251,733	116,564
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 8/10/45	1,596,096	1,774,177
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	954,545	1,027,280
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.803%, 6/15/49	1,000,000	1,022,667
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.934%, 2/15/51	2,021,131	2,027,944
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.803%, 6/15/49	2,346,110	2,590,002

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.006%, 2/15/51		$185,000	$109,117
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.803%, 6/15/49		2,142,300	2,274,326
Merrill Lynch Mortgage Trust, FRN, 5.829%, 6/12/50		1,350,000	1,502,326
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49		2,137,000	2,279,927
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		375,527	378,298
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.943%, 2/15/51		3,625,000	3,981,827

			$23,572,100
Automotive - 2.2%
Accuride Corp., 9.5%, 8/01/18		$1,585,000	$1,674,156
Allison Transmission, Inc., 7.125%, 5/15/19 (n)		2,345,000	2,515,013
Delphi Corp., 5%, 2/15/23		18,000	19,238
FCE Bank PLC, 1.875%, 5/12/16	EUR	100,000	139,051
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$550,000	558,316
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,585,000	1,727,650
Goodyear Tire & Rubber Co., 7%, 5/15/22		350,000	390,250
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		370,000	383,812
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		2,065,000	2,330,869
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)		465,000	488,250
Lear Corp., 8.125%, 3/15/20		833,000	905,888
Lear Corp., 4.75%, 1/15/23		320,000	319,200
Lear Corp., 5.375%, 3/15/24		60,000	61,500
Renault S.A., 3.625%, 9/19/18	EUR	250,000	362,358
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$99,000	104,940
TRW Automotive, Inc., 4.45%, 12/01/23 (n)		184,000	191,360
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	200,000	284,376

			$12,456,227
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$200,000	$234,792

Broadcasting - 3.3%
AMC Networks, Inc., 7.75%, 7/15/21		$1,023,000	$1,143,203
Clear Channel Communications, Inc., 9%, 3/01/21		763,000	814,503
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22		190,000	202,113
Clear Channel Worldwide Holdings, Inc., 6.5%, 11/15/22		850,000	909,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20		50,000	53,500
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20		440,000	473,000
Discovery Communications, Inc., 4.875%, 4/01/43		200,000	200,668
IAC/InterActive Corp., 4.875%, 11/30/18		175,000	183,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
IAC/InterActive Corp., 4.75%, 12/15/22		$535,000	$525,638
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)		790,000	822,311
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)		238,000	248,115
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,345,000	1,402,163
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)		1,063,000	1,057,685
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,465,000	1,574,875
Liberty Media Corp., 8.5%, 7/15/29		820,000	916,350
Liberty Media Corp., 8.25%, 2/01/30		210,000	232,050
Myriad International Holdings B.V., 6%, 7/18/20 (n)		776,000	870,090
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,751,400
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		960,000	1,024,800
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)		181,000	182,411
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		90,000	88,650
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	127,200
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	194,713
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		530,000	504,825
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)		565,000	580,538
Univision Communications, Inc., 6.875%, 5/15/19 (n)		855,000	914,850
Univision Communications, Inc., 7.875%, 11/01/20 (n)		720,000	792,900
Univision Communications, Inc., 8.5%, 5/15/21 (n)		470,000	515,825
Vivendi S.A., 4%, 3/31/17	EUR	150,000	223,097

			$18,530,286
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6.375%, 11/15/19		$2,440,000	$2,650,450

Building - 2.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)		$1,680,000	$1,776,600
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		790,000	822,094
Building Materials Holding Corp., 7%, 2/15/20 (n)		600,000	639,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		675,000	729,000
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		925,000	1,012,875
CEMEX Finance LLC, 6%, 4/01/24 (z)		234,000	240,143
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		284,000	302,119
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		560,000	613,200
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	458,426
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	219,626
Gibraltar Industries, Inc., 6.25%, 2/01/21		$300,000	315,750
HD Supply, Inc., 8.125%, 4/15/19		690,000	760,725
HD Supply, Inc., 7.5%, 7/15/20		1,300,000	1,410,500
Headwaters, Inc., 7.25%, 1/15/19 (n)		315,000	333,900
Headwaters, Inc., 7.625%, 4/01/19		205,000	220,375
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	150,000	215,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	100,000	$198,284
Lafarge S.A., 6.625%, 11/29/18	EUR	200,000	315,842
Mohawk Industries, Inc., 3.85%, 2/01/23		$134,000	134,335
Nortek, Inc., 8.5%, 4/15/21		1,325,000	1,460,813
Owens Corning, Inc., 4.2%, 12/15/22		250,000	256,032
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		985,000	1,051,488
USG Corp., 6.3%, 11/15/16		798,000	861,840
USG Corp., 7.875%, 3/30/20 (n)		480,000	532,800
USG Corp., 5.875%, 11/01/21 (n)		235,000	249,100

			$15,130,305
Business Services - 1.0%
Equinix, Inc., 4.875%, 4/01/20		$565,000	$580,538
Equinix, Inc., 5.375%, 4/01/23		490,000	499,800
Fidelity National Information Services, Inc., 5%, 3/15/22		700,000	736,787
Fidelity National Information Services, Inc., 3.875%, 6/05/24		335,000	335,490
First Data Corp., 10.625%, 6/15/21		265,000	303,756
Iron Mountain, Inc., 8.375%, 8/15/21		746,000	785,165
Iron Mountain, Inc., 6%, 8/15/23		125,000	132,813
Lender Processing Services, Inc., 5.75%, 4/15/23		300,000	322,875
NeuStar, Inc., 4.5%, 1/15/23		1,010,000	909,000
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	465,309
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		347,000	355,811

			$5,427,344
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$1,255,000	$1,367,950
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		250,000	273,750
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,460,000	1,558,550
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		935,000	961,881
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,575,000	1,669,500
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	211,750
Comcast Corp., 4.65%, 7/15/42		200,000	207,586
Comcast Corp., 4.75%, 3/01/44		223,000	235,367
DISH DBS Corp., 7.875%, 9/01/19		240,000	285,600
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,131,250
DISH DBS Corp., 5%, 3/15/23		1,065,000	1,083,638
Lynx I Corp., 5.375%, 4/15/21 (n)		380,000	390,925
Lynx II Corp., 6.375%, 4/15/23 (n)		295,000	311,225
Nara Cable Funding Ltd., 8.875%, 12/01/18	EUR	150,000	219,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Nara Cable Funding Ltd., 8.875%, 12/01/18 (n)		$475,000	$510,625
Numericable Group S.A., 6%, 5/15/22 (n)		1,490,000	1,545,875
ONO Finance ll PLC, 10.875%, 7/15/19 (n)		300,000	331,125
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	215,000	225,448
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	435,000	631,513
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	190,364
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	179,466
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$700,000	717,500
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		1,104,000	1,173,000
Videotron Ltd., 5.375%, 6/15/24 (z)		70,000	71,575
Virgin Media Finance PLC, 8.375%, 10/15/19		318,000	337,875
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	219,421
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	635,000	947,832

			$16,990,464
Chemicals - 2.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,044,000	$1,152,315
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		210,000	211,313
CF Industries, Inc., 5.15%, 3/15/34		169,000	180,225
Dow Chemical Co., 8.55%, 5/15/19		200,000	257,945
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,080,000	1,182,600
FMC Corp., 4.1%, 2/01/24		175,000	183,394
Hexion U.S. Finance Corp., 6.625%, 4/15/20		330,000	347,325
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		830,000	865,275
Huntsman International LLC, 8.625%, 3/15/21		1,740,000	1,940,100
INEOS Finance PLC, 8.375%, 2/15/19 (n)		2,000,000	2,195,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		515,000	533,025
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		400,000	407,500
LYB International Finance B.V., 4%, 7/15/23		135,000	141,437
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		250,000	269,375
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		414,000	450,593
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		1,300,000	1,459,250
Tronox Finance LLC, 6.375%, 8/15/20		1,475,000	1,530,313

			$13,306,985
Computer Software - 0.3%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$1,025,000	$1,107,000
VeriSign, Inc., 4.625%, 5/01/23		480,000	469,200

			$1,576,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)		$1,315,000	$1,400,475
Audatex North America, Inc., 6.125%, 11/01/23 (n)		210,000	224,963
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		1,060,000	1,154,075

			$2,779,513
Conglomerates - 1.8%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)		$200,000	$207,500
Alfa S.A.B de C.V., 6.875%, 3/25/44		521,000	571,798
Amsted Industries Co., 5%, 3/15/22 (n)		1,340,000	1,343,350
BC Mountain LLC, 7%, 2/01/21 (n)		1,340,000	1,256,250
Dynacast International LLC, 9.25%, 7/15/19		890,000	983,450
Entegris, Inc., 6%, 4/01/22 (n)		1,035,000	1,040,175
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		619,000	591,145
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,345,000	1,402,163
Rexel S.A., 6.125%, 12/15/19 (n)		1,520,000	1,626,400
Roper Industries, Inc., 1.85%, 11/15/17		200,000	201,551
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	100,000	147,004
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	75,000	135,367
Silver II Borrower, 7.75%, 12/15/20 (n)		$535,000	576,463

			$10,082,616
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$450,000	$468,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (z)		581,000	576,643

			$1,044,643
Consumer Products - 0.7%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$1,215,000	$1,283,344
Henkel AG & Co. KGaA, 5.375% to 11/25/15, FRN to 11/25/04	EUR	100,000	144,071
Prestige Brands, Inc., 8.125%, 2/01/20		$257,000	286,555
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		805,000	824,119
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	200,000	287,058
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$250,000	255,701
Spectrum Brands, Inc., 6.375%, 11/15/20		685,000	742,369

			$3,823,217
Consumer Services - 1.2%
ADT Corp., 6.25%, 10/15/21		$1,825,000	$1,920,813
ADT Corp., 4.125%, 6/15/23		60,000	56,100
Garda World Security Corp., 7.25%, 11/15/21 (z)		245,000	257,556
Garda World Security Corp., 7.25%, 11/15/21 (z)		660,000	693,825
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		505,000	521,413
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,448,400
Service Corp. International, 7%, 6/15/17		1,520,000	1,708,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 5.375%, 5/15/24 (z)		$120,000	$121,656

			$6,727,939
Containers - 2.5%
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)		$990,000	$1,041,975
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		750,000	830,625
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		1,645,000	1,813,613
Ball Corp., 5%, 3/15/22		668,000	689,710
Ball Corp., 4%, 11/15/23		15,000	14,175
Berry Plastics Group, Inc., 9.75%, 1/15/21		390,000	449,475
Berry Plastics Group, Inc., 5.5%, 5/15/22		610,000	611,525
Crown American LLC, 4.5%, 1/15/23		1,370,000	1,332,325
Greif, Inc., 6.75%, 2/01/17		850,000	948,813
Greif, Inc., 7.75%, 8/01/19		1,000,000	1,155,000
Reynolds Group, 7.125%, 4/15/19		1,135,000	1,191,750
Reynolds Group, 9.875%, 8/15/19		410,000	451,513
Reynolds Group, 5.75%, 10/15/20		790,000	821,600
Reynolds Group, 8.25%, 2/15/21		1,880,000	1,999,850
Signode Industrial Group, 6.375%, 5/01/22 (z)		930,000	939,300

			$14,291,249
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)		$450,000	$472,552
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	261,071
Ducommun, Inc., 9.75%, 7/15/18		$1,164,000	1,300,770

			$2,034,393
Electrical Equipment - 0.1%
CommScope Holding Company, Inc., 5%, 6/15/21 (z)		$435,000	$437,175

Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)		$1,055,000	$1,113,025
Advanced Micro Devices, Inc., 7.5%, 8/15/22		305,000	321,013
Micron Technology, Inc., 5.875%, 2/15/22 (n)		310,000	330,925
Nokia Corp., 5.375%, 5/15/19		500,000	536,250
Nokia Corp., 6.625%, 5/15/39		190,000	206,150
NXP B.V., 5.75%, 3/15/23 (n)		630,000	672,525
Sensata Technologies B.V., 6.5%, 5/15/19 (n)		1,130,000	1,209,100
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	296,116

			$4,685,104
Emerging Market Quasi-Sovereign - 2.3%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		$828,000	$874,575
Caixa Economica Federal, 4.25%, 5/13/19 (z)		150,000	149,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		$547,000	$585,897
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		586,000	566,023
Ecopetrol S.A., 7.375%, 9/18/43		552,000	678,960
Ecopetrol S.A., 5.875%, 5/28/45		133,000	136,990
Gaz Capital S.A., 4.95%, 2/06/28		637,000	578,078
Gazprom Neft, 6%, 11/27/23 (n)		209,000	212,658
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		230,000	227,700
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		1,167,000	1,313,108
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)		200,000	212,990
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	668,598
Majapahit Holding B.V., 8%, 8/07/19 (n)		380,000	448,875
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		280,000	291,900
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	720,645
Pertamina PT, 5.25%, 5/23/21 (n)		256,000	265,600
Pertamina PT, 4.875%, 5/03/22 (n)		272,000	272,354
Pertamina PT, 6%, 5/03/42 (n)		318,000	305,280
Pertamina PT, 6.45%, 5/30/44 (z)		200,000	203,500
Petroleos Mexicanos, 8%, 5/03/19		1,101,000	1,358,084
Petroleos Mexicanos, 4.875%, 1/24/22		774,000	832,050
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (z)		200,000	201,250
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		279,000	283,056
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		63,000	65,965
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		1,570,000	1,625,338

			$13,079,287
Emerging Market Sovereign - 3.4%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$632,940
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	126,445
Dominican Republic, 8.625%, 4/20/27		451,000	546,161
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	8,495,000	3,395,969
Republic of Angola, 7%, 8/16/19		$482,000	531,405
Republic of Argentina, 7%, 10/03/15		690,000	660,426
Republic of Argentina, 7%, 4/17/17		481,000	439,327
Republic of Colombia, 8.125%, 5/21/24		664,000	899,720
Republic of Croatia, 5.5%, 4/04/23 (n)		1,473,000	1,535,603
Republic of Hungary, 5.375%, 2/21/23		514,000	547,914
Republic of Indonesia, 11.625%, 3/04/19 (n)		1,125,000	1,542,656
Republic of Indonesia, 3.375%, 4/15/23 (n)		302,000	284,635
Republic of Panama, 9.375%, 4/01/29		719,000	1,074,905
Republic of Peru, 7.35%, 7/21/25		355,000	471,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Romania, 6.75%, 2/07/22 (n)		$1,030,000	$1,234,713
Republic of Slovakia, 4.375%, 5/21/22 (n)		1,375,000	1,473,656
Republic of Turkey, 5.625%, 3/30/21		362,000	395,485
Republic of Turkey, 6.25%, 9/26/22		390,000	442,026
Russian Federation, 4.875%, 9/16/23 (n)		800,000	823,200
United Mexican States, 3.625%, 3/15/22		1,130,000	1,171,245
United Mexican States, 8.5%, 5/31/29	MXN	13,970,000	1,313,971

			$19,544,108
Energy - Independent - 6.2%
Afren PLC, 11.5%, 2/01/16 (n)		$476,000	$533,120
Afren PLC, 10.25%, 4/08/19 (n)		463,000	523,190
Antero Resources Finance Corp., 6%, 12/01/20		575,000	614,531
Antero Resources Finance Corp., 5.375%, 11/01/21		1,050,000	1,093,313
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)		995,000	1,017,388
Baytex Energy Corp., 5.125%, 6/01/21 (z)		145,000	146,813
Baytex Energy Corp., 5.625%, 6/01/24 (z)		525,000	528,281
Bill Barrett Corp., 7%, 10/15/22		1,145,000	1,207,975
BreitBurn Energy Partners LP, 8.625%, 10/15/20		330,000	360,525
BreitBurn Energy Partners LP, 7.875%, 4/15/22		1,610,000	1,730,750
Chaparral Energy, Inc., 7.625%, 11/15/22		1,260,000	1,341,900
Chesapeake Energy Corp., 5.75%, 3/15/23		280,000	312,200
Cimarex Energy Co., 5.875%, 5/01/22		50,000	55,375
Cimarex Energy Co., 4.375%, 6/01/24		690,000	702,075
Concho Resources, Inc., 6.5%, 1/15/22		825,000	913,688
Concho Resources, Inc., 5.5%, 4/01/23		725,000	775,750
Continental Resources, Inc., 4.5%, 4/15/23		250,000	267,547
Continental Resources, Inc., 4.9%, 6/01/44 (n)		200,000	206,895
Denbury Resources, Inc., 4.625%, 7/15/23		880,000	847,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		674,000	725,393
EP Energy LLC, 6.875%, 5/01/19		300,000	321,000
EP Energy LLC, 9.375%, 5/01/20		950,000	1,091,313
EP Energy LLC, 7.75%, 9/01/22		2,360,000	2,646,150
EPL Oil & Gas, Inc., 8.25%, 2/15/18		845,000	908,375
Halcon Resources Corp., 8.875%, 5/15/21		1,755,000	1,869,075
Harvest Operations Corp., 6.875%, 10/01/17		1,265,000	1,370,944
Hess Corp., 8.125%, 2/15/19		100,000	126,415
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		400,000	429,000
Laredo Petroleum, Inc., 9.5%, 2/15/19		400,000	440,000
Laredo Petroleum, Inc., 5.625%, 1/15/22		335,000	343,375
Laredo Petroleum, Inc., 7.375%, 5/01/22		250,000	276,875
LINN Energy LLC, 8.625%, 4/15/20		530,000	574,388
LINN Energy LLC, 7.75%, 2/01/21		918,000	990,293

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
MEG Energy Corp., 6.5%, 3/15/21 (n)		$1,220,000	$1,291,675
MEG Energy Corp., 7%, 3/31/24 (n)		595,000	642,600
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		1,135,000	1,171,888
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		272,000	280,840
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)		1,280,000	1,392,000
Range Resources Corp., 5%, 8/15/22		420,000	441,000
Rice Energy, Inc., 6.25%, 5/01/22 (z)		635,000	640,556
Samson Investment Co., 10.75%, 2/15/20 (n)		100,000	104,500
SandRidge Energy, Inc., 8.125%, 10/15/22		2,080,000	2,256,800
SM Energy Co., 6.5%, 11/15/21		990,000	1,071,675
Southwestern Energy Co., 7.5%, 2/01/18		277,000	332,351

			$34,916,797
Energy - Integrated - 0.5%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	150,000	$230,287
Eni S.p.A., 4%, 6/29/20	EUR	150,000	233,262
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$200,000	214,000
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		544,000	520,880
LUKOIL International Finance B.V., 4.563%, 4/24/23		200,000	191,500
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,107,000	1,226,003
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		201,000	197,985
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	200,000	303,113

			$3,117,030
Entertainment - 1.2%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,305,000	$1,438,763
Cedar Fair LP, 9.125%, 8/01/18		450,000	475,313
Cedar Fair LP, 5.25%, 3/15/21		1,215,000	1,245,375
Cedar Fair LP, 5.375%, 6/01/24 (n)		405,000	408,544
Cinemark USA, Inc., 5.125%, 12/15/22		1,280,000	1,297,600
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	768,300
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,280,100

			$6,913,995
Financial Institutions - 3.0%
Aircastle Ltd., 4.625%, 12/15/18		$130,000	$133,575
Aviation Capital Group, 4.625%, 1/31/18 (n)		555,000	583,033
Aviation Capital Group, 6.75%, 4/06/21 (n)		415,000	463,615
CIT Group, Inc., 5.25%, 3/15/18		1,320,000	1,417,350
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,305,000	1,458,338
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,315,000	1,420,200
CIT Group, Inc., 3.875%, 2/19/19		566,000	572,368
CIT Group, Inc., 5%, 8/15/22		640,000	660,800
General Electric Capital Corp., 3.1%, 1/09/23		750,000	749,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Icahn Enterprises LP, 6%, 8/01/20		$615,000	$661,125
Icahn Enterprises LP, 5.875%, 2/01/22		1,410,000	1,466,400
International Lease Finance Corp., 7.125%, 9/01/18 (n)		1,075,000	1,244,313
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		400,000	402,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		800,000	802,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,050,000	2,070,500
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21		25,000	23,781
SLM Corp., 4.875%, 6/17/19		272,000	278,800
SLM Corp., 8%, 3/25/20		1,135,000	1,310,925
SLM Corp., 7.25%, 1/25/22		645,000	712,725
SLM Corp., 6.125%, 3/25/24		445,000	447,225

			$16,878,092
Food & Beverages - 1.8%
Ajecorp B.V., 6.5%, 5/14/22 (n)		$1,043,000	$975,205
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		300,000	371,321
B&G Foods, Inc., 4.625%, 6/01/21		465,000	462,675
BRF S.A., 4.75%, 5/22/24 (z)		206,000	203,683
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	150,000	220,605
Conagra Foods, Inc., 3.2%, 1/25/23		$250,000	244,310
Constellation Brands, Inc., 3.75%, 5/01/21		355,000	352,781
Constellation Brands, Inc., 4.25%, 5/01/23		1,400,000	1,396,500
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)		990,000	1,029,600
Embotelladora Andina S.A., 5%, 10/01/23 (n)		236,000	252,521
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)		218,000	230,144
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		695,000	695,000
JBS Investments GmbH, 7.75%, 10/28/20 (n)		397,000	426,160
Minerva Luxembourg S.A., 8.75% to 4/03/14, FRN to 12/29/49 (n)		295,000	306,063
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,365,000	1,450,313
Tyson Foods, Inc., 6.6%, 4/01/16		912,000	1,004,150
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	110,307
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	312,554

			$10,043,892
Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 6/01/17		$250,000	$282,794

Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$593,513
International Paper Co., 6%, 11/15/41		185,000	222,400
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	560,000	814,891
Tembec Industries, Inc., 11.25%, 12/15/18		$575,000	625,313

			$2,256,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 2.0%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$300,000	$238,500
Carnival Corp., 1.2%, 2/05/16		370,000	372,645
CCM Merger, Inc., 9.125%, 5/01/19 (n)		1,055,000	1,128,850
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		315,000	311,063
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		675,000	691,875
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		1,060,000	1,120,950
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		470,000	500,550
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		125,000	126,875
MGM Resorts International, 11.375%, 3/01/18		730,000	943,525
MGM Resorts International, 6.625%, 12/15/21		745,000	828,813
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		905,000	988,713
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		310,000	333,250
PNK Finance Corp., 6.375%, 8/01/21 (n)		495,000	520,988
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		730,000	728,175
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		935,000	1,024,994
Wynn Las Vegas LLC, 7.75%, 8/15/20		1,165,000	1,278,588

			$11,138,354
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20		$360,000	$383,400

Industrial - 0.9%
Dematic S.A., 7.75%, 12/15/20 (n)		$1,515,000	$1,617,263
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,200,000	1,290,000
Hyva Global B.V., 8.625%, 3/24/16 (n)		1,124,000	1,157,720
Mueller Water Products, Inc., 8.75%, 9/01/20		459,000	509,490
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		670,000	745,375

			$5,319,848
Insurance - 0.3%
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	250,000	$350,756
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	100,000	171,075
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	150,000	211,629
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	311,480
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	150,000	272,971
Unum Group, 7.125%, 9/30/16		$500,000	570,265

			$1,888,176
Insurance - Property & Casualty - 0.4%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	$176,336
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$500,000	512,849
Berkshire Hathaway, Inc., 4.5%, 2/11/43		250,000	255,977
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	200,000	276,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
CNA Financial Corp., 3.95%, 5/15/24		$120,000	$124,238
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		159,000	159,172
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	200,000	375,226
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$627,000	669,323

			$2,549,840
International Market Quasi-Sovereign - 0.8%
Caisse d’Amortissement de la Dette Sociale, 1%, 5/25/18	EUR	150,000	$208,226
Eksportfinans A.S.A., 5.5%, 5/25/16		$250,000	265,313
Eksportfinans A.S.A., 5.5%, 6/26/17		415,000	444,569
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	100,000	177,258
ESB Finance Ltd., 4.375%, 11/21/19	EUR	200,000	312,743
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$1,248,000	1,328,558
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		1,406,000	1,598,228

			$4,334,895
International Market Sovereign - 10.8%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,301,000	$2,455,058
Federal Republic of Germany, 4.25%, 7/04/18	EUR	1,091,000	1,729,996
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,242,000	2,673,129
Government of Canada, 4.5%, 6/01/15	CAD	747,000	712,843
Government of Canada, 4.25%, 6/01/18	CAD	447,000	458,728
Government of Canada, 3.25%, 6/01/21	CAD	911,000	917,411
Government of Canada, 5.75%, 6/01/33	CAD	436,000	586,004
Government of Japan, 1.1%, 6/20/20	JPY	762,900,000	7,876,560
Government of Japan, 2.1%, 9/20/24	JPY	257,750,000	2,904,501
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	4,491,323
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	818,600
Government of New Zealand, 5%, 3/15/19	NZD	725,000	643,442
Kingdom of Belgium, 5.5%, 9/28/17	EUR	1,836,000	2,927,159
Kingdom of Belgium, 4.25%, 9/28/21	EUR	437,000	719,535
Kingdom of Denmark, 3%, 11/15/21	DKK	2,538,000	530,091
Kingdom of Spain, 5.4%, 1/31/23	EUR	497,000	819,439
Kingdom of Spain, 5.5%, 7/30/17	EUR	240,000	371,430
Kingdom of Spain, 4.6%, 7/30/19	EUR	2,130,000	3,333,229
Kingdom of Sweden, 5%, 12/01/20	SEK	3,565,000	651,417
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,275,000	217,294
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	935,000	1,815,319
Republic of Austria, 4.65%, 1/15/18	EUR	1,679,000	2,644,168
Republic of Finland, 3.875%, 9/15/17	EUR	457,000	696,033
Republic of France, 6%, 10/25/25	EUR	341,000	656,708
Republic of France, 4.75%, 4/25/35	EUR	1,278,000	2,344,958
Republic of Iceland, 4.875%, 6/16/16 (n)		$823,000	862,920
Republic of Ireland, 4.5%, 4/18/20	EUR	798,000	1,264,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Ireland, 5.4%, 3/13/25	EUR	99,000	$167,030
Republic of Italy, 5.25%, 8/01/17	EUR	3,500,000	5,371,411
Republic of Italy, 3.75%, 3/01/21	EUR	3,051,000	4,544,507
Republic of Portugal, 4.45%, 6/15/18	EUR	469,000	692,969
Republic of Portugal, 4.8%, 6/15/20	EUR	217,000	327,147
United Kingdom Treasury, 8%, 6/07/21	GBP	1,260,000	2,915,144
United Kingdom Treasury, 4.25%, 3/07/36	GBP	515,000	991,682

			$61,132,015
Machinery & Tools - 1.2%
CNH America LLC, 7.25%, 1/15/16		$710,000	$769,463
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		756,000	756,000
H&E Equipment Services Co., 7%, 9/01/22		1,505,000	1,655,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,105,000	1,132,625
RSC Equipment Rental, Inc., 8.25%, 2/01/21		940,000	1,052,800
United Rentals North America, Inc., 7.625%, 4/15/22		1,270,000	1,439,863

			$6,806,251
Major Banks - 2.7%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$260,335
Bank of America Corp., 7.625%, 6/01/19		$370,000	459,503
Bank of America Corp., 4.125%, 1/22/24		462,000	476,743
Bank of America Corp., 4.875%, 4/01/44		104,000	108,386
Bank of America Corp., FRN, 5.2%, 12/31/49		2,005,000	1,939,838
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	243,272
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	185,131
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	200,000	283,698
BNP Paribas, FRN, 2.984%, 12/20/14		$730,000	740,406
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	207,034
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 1/29/49	EUR	200,000	324,430
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$500,000	578,543
HSBC USA, Inc., 4.875%, 8/24/20		460,000	511,439
ING Bank N.V., 4.875%, 1/18/21	EUR	100,000	165,529
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	250,000	353,567
JPMorgan Chase & Co., 6.3%, 4/23/19		$500,000	593,258
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	478,427
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	232,200
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,265,000	2,290,481
Morgan Stanley, 5.75%, 10/18/16		397,000	438,741
Morgan Stanley, 6.625%, 4/01/18		391,000	457,931
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		530,000	553,850
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	150,000	237,699
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	247,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$1,140,000	$1,322,400
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		350,000	400,750
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	250,000	346,533
Societe Generale, 4.25%, 7/13/22	EUR	100,000	162,394
Wells Fargo & Co., 2.1%, 5/08/17		$500,000	514,253
Wells Fargo & Co., 5.375%, 11/02/43		84,000	91,664
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49		253,000	265,966

			$15,472,012
Medical & Health Technology & Services - 3.5%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)		$235,000	$238,525
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)		1,540,000	1,620,850
Davita, Inc., 6.375%, 11/01/18		2,180,000	2,289,000
Davita, Inc., 6.625%, 11/01/20		986,000	1,050,090
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		495,000	540,169
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		335,000	363,475
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		32,000	32,480
HCA, Inc., 7.5%, 2/15/22		2,160,000	2,489,400
HCA, Inc., 5.875%, 3/15/22		1,750,000	1,905,313
HCA, Inc., 5%, 3/15/24		385,000	390,775
HealthSouth Corp., 8.125%, 2/15/20		1,825,000	1,966,438
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19		6,000	6,398
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)		1,705,000	1,785,988
McKesson Corp., 7.5%, 2/15/19		110,000	136,225
Owens & Minor, Inc., 6.35%, 4/15/16		970,000	1,049,806
Tenet Healthcare Corp., 5%, 3/01/19 (z)		200,000	204,000
Tenet Healthcare Corp., 8%, 8/01/20		1,800,000	1,962,000
Tenet Healthcare Corp., 4.5%, 4/01/21		730,000	724,525
Universal Health Services, Inc., 7.625%, 8/15/20		1,175,000	1,236,688

			$19,992,145
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 8/01/20		$564,000	$611,940
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		527,000	586,367
Teleflex, Inc., 6.875%, 6/01/19		595,000	634,419
Teleflex, Inc., 5.25%, 6/15/24 (n)		695,000	704,556

			$2,537,282
Metals & Mining - 3.1%
ArcelorMittal S.A., 6.75%, 2/25/22		$235,000	$262,613
ArcelorMittal S.A., 7.25%, 3/01/41		555,000	582,750
Arch Coal, Inc., 8%, 1/15/19 (n)		365,000	358,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Arch Coal, Inc., 7.25%, 10/01/20		$545,000	$395,125
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,258,000	1,382,367
Cameco Corp., 5.67%, 9/02/19	CAD	220,000	229,871
Century Aluminum Co., 7.5%, 6/01/21 (n)		$1,180,000	1,227,200
Commercial Metals Co., 4.875%, 5/15/23		860,000	828,825
Consol Energy, Inc., 8.25%, 4/01/20		1,325,000	1,440,938
Consol Energy, Inc., 6.375%, 3/01/21		330,000	349,800
Consol Energy, Inc., 5.875%, 4/15/22 (n)		550,000	570,625
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,750,000	1,811,250
First Quantum Minerals Ltd., 7.25%, 5/15/22 (z)		852,000	875,430
FMG Resources, 6.875%, 4/01/22 (n)		230,000	242,650
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		745,000	810,188
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	96,160
GrafTech International Co., 6.375%, 11/15/20		$945,000	966,263
Molycorp, Inc., 10%, 6/01/20		205,000	183,988
Peabody Energy Corp., 6%, 11/15/18		445,000	463,913
Peabody Energy Corp., 6.25%, 11/15/21		445,000	445,000
Plains Exploration & Production Co., 6.875%, 2/15/23		455,000	516,994
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		108,000	113,795
Rio Tinto Finance PLC, 2%, 5/11/20	EUR	100,000	141,279
Southern Copper Corp., 5.25%, 11/08/42		$250,000	231,506
Steel Dynamics, Inc., 5.25%, 4/15/23		110,000	112,475
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)		380,000	404,700
Suncoke Energy, Inc., 7.625%, 8/01/19		685,000	729,114
TMS International Corp., 7.625%, 10/15/21 (n)		550,000	587,125
Walter Energy, Inc., 9.5%, 10/15/19 (n)		625,000	632,813
Walter Energy, Inc., 8.5%, 4/15/21		650,000	351,000
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	305,315

			$17,649,685
Mortgage-Backed - 1.9%
Fannie Mae, 4.77%, 7/01/14		$301,163	$301,140
Fannie Mae, 4.56%, 3/01/15		163,813	167,451
Fannie Mae, 4.89%, 3/01/15		89,917	91,151
Fannie Mae, 4.74%, 4/01/15		316,572	321,937
Fannie Mae, 4.909%, 4/01/15		429,664	436,859
Fannie Mae, 4.815%, 6/01/15		338,914	346,152
Fannie Mae, 4.78%, 8/01/15		366,988	377,188
Fannie Mae, 6%, 7/01/16 - 7/01/37		869,840	963,135
Fannie Mae, 5.5%, 9/01/19 - 8/01/37		3,555,060	3,955,658
Fannie Mae, 4.88%, 3/01/20		175,885	191,013
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		269,668	306,382
Fannie Mae, 5%, 10/01/35		644,786	714,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6%, 8/01/34		$115,460	$130,794
Ginnie Mae, 3%, 2/15/43		373,830	377,337
Ginnie Mae, 5.5%, 1/20/39		575,024	641,848
Ginnie Mae, 4.5%, 1/20/41		1,086,946	1,186,682

			$10,508,975
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23		$370,000	$368,646

Natural Gas - Distribution - 0.7%
AmeriGas Finance LLC, 6.75%, 5/20/20		$1,335,000	$1,455,150
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,065,000	1,112,925
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)		880,000	917,400
GDF Suez, 5%, 10/01/60	GBP	100,000	184,608
ONEOK, Inc., 4.25%, 2/01/22		$200,000	198,607

			$3,868,690
Natural Gas - Pipeline - 3.0%
Access Midstream Partner LP, 4.875%, 3/15/24		$100,000	$104,750
Access Midstream Partners Co., 5.875%, 4/15/21		40,000	42,650
Access Midstream Partners Co., 4.875%, 5/15/23		2,445,000	2,555,025
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21		310,000	300,700
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23		920,000	929,200
Crestwood Midstream Partners LP, 6%, 12/15/20		1,155,000	1,204,088
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)		505,000	528,988
El Paso Corp., 7.75%, 1/15/32		2,221,000	2,420,890
Enbridge, Inc., 3.19%, 12/05/22	CAD	255,000	234,554
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,380,000	1,593,900
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	296,531
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	208,194
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		370,000	414,828
MarkWest Energy Partners LP, 5.5%, 2/15/23		450,000	470,250
MarkWest Energy Partners LP, 4.5%, 7/15/23		1,000,000	982,500
Plains All American Pipeline, LP, 3.95%, 9/15/15		370,000	385,843
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		745,000	780,388
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,155,000	1,186,763
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)		575,000	590,813
Spectra Energy Capital LLC, 8%, 10/01/19		400,000	504,306
Summit Mid Holdings LLC, 7.5%, 7/01/21		530,000	575,050
Sunoco Logistics Partners LP, 5.3%, 4/01/44		158,000	166,424
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	225,000	225,334
Williams Partners LP, 5.4%, 3/04/44		$163,000	174,799

			$16,876,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 1.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	$291,766
Centurylink, Inc., 6.45%, 6/15/21		$490,000	532,875
Centurylink, Inc., 7.65%, 3/15/42		700,000	702,625
Citizens Communications Co., 9%, 8/15/31		1,320,000	1,402,500
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	150,000	253,814
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		$483,000	504,964
Frontier Communications Corp., 8.125%, 10/01/18		470,000	548,138
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	302,738
TW Telecom Holdings, Inc., 5.375%, 10/01/22		$790,000	806,788
TW Telecom Holdings, Inc., 5.375%, 10/01/22		290,000	296,163
Verizon Communications, Inc., 4.5%, 9/15/20		378,000	417,803
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	281,437
Verizon Communications, Inc., 6.4%, 9/15/33		300,000	368,829
Windstream Corp., 7.75%, 10/15/20		345,000	374,325
Windstream Corp., 7.75%, 10/01/21		270,000	292,950

			$7,377,715
Oil Services - 1.4%
Bristow Group, Inc., 6.25%, 10/15/22		$1,240,000	$1,336,100
Edgen Murray Corp., 8.75%, 11/01/20 (n)		595,000	682,763
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,036,139	1,108,668
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		840,000	823,200
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	1,410,850
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		1,000,000	1,037,500
Unit Corp., 6.625%, 5/15/21		1,390,000	1,480,350

			$7,879,431
Other Banks & Diversified Financials - 1.8%
Alfa Bank, 7.5%, 9/26/19 (n)		$528,000	$543,840
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		779,000	833,530
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)		291,000	288,090
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (z)		310,000	304,265
Bankia S.A., 3.5%, 1/17/19	EUR	200,000	284,867
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	100,000	140,668
BB&T Corp., 3.95%, 4/29/16		$250,000	265,486
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		146,000	154,395
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		900,000	1,004,625
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		1,004,000	1,142,050
CaixaBank S.A., 3.25%, 1/22/16	EUR	100,000	141,404
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	200,000	294,145

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	$382,490
Citigroup, Inc., 6.125%, 5/15/18		500,000	578,368
Discover Bank, 7%, 4/15/20		250,000	301,344
Discover Bank, 4.25%, 3/13/26		148,000	154,165
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)		1,513,000	2,065,245
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	100,000	145,434
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	180,018
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	150,000	225,250
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	250,000	372,736
Macquarie Group Ltd., 3%, 12/03/18 (n)		$400,000	410,204
Rabobank Nederland N.V., 4%, 9/19/22	GBP	100,000	177,202

			$10,389,821
Pharmaceuticals - 1.3%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	651,000	$966,168
Celgene Corp., 1.9%, 8/15/17		$400,000	406,258
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)		790,000	861,100
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		496,000	536,920
Gilead Sciences, Inc., 3.7%, 4/01/24		268,000	275,682
Hospira, Inc., 6.05%, 3/30/17		200,000	221,544
Mylan, Inc., 2.55%, 3/28/19		265,000	267,912
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		475,000	509,438
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		162,000	156,785
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,415,000	1,506,975
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,030,000	1,114,975
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	582,750
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		200,000	202,242

			$7,608,749
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$1,575,000	$1,575,000
IAMGOLD Corp., 6.75%, 10/01/20 (n)		1,618,000	1,440,020

			$3,015,020
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$12,775
Gannett Co., Inc., 6.375%, 10/15/23 (n)		635,000	677,863
Gannett Co., Inc., 5.125%, 10/15/19 (n)		320,000	333,600
Gannett Co., Inc., 5.125%, 7/15/20 (n)		60,000	62,100
Lamar Media Corp., 5%, 5/01/23		580,000	584,350
Moody’s Corp., 4.875%, 2/15/24		200,000	215,153

			$1,885,841

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$200,000	$189,672
Watco Cos. LLC, 6.375%, 4/01/23 (n)		615,000	627,300

			$816,972
Real Estate - 1.6%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$1,120,000	$1,181,600
Boston Properties, Inc., REIT, 3.125%, 9/01/23		250,000	243,663
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		640,000	668,800
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		940,000	972,900
ERP Properties, REIT, 7.75%, 7/15/20		665,000	797,939
ERP Properties, REIT, 5.75%, 8/15/22		750,000	814,277
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,245,000	1,283,906
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	144,796
Hammerson PLC, REIT, 6%, 2/23/26	GBP	125,000	247,713
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$680,000	741,200
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,040,000	1,115,400
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		660,000	899,542

			$9,111,736
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$274,992

Retailers - 1.4%
Best Buy Co., Inc., 5.5%, 3/15/21		$1,305,000	$1,353,938
Bon Ton Stores, Inc., 8%, 6/15/21		505,000	482,275
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19		810,000	887,963
Cencosud S.A., 5.5%, 1/20/21		250,000	261,251
Dollar General Corp., 4.125%, 7/15/17		400,000	428,817
Gap, Inc., 5.95%, 4/12/21		300,000	346,274
Home Depot, Inc., 4.875%, 2/15/44		200,000	218,554
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		860,000	892,250
Limited Brands, Inc., 6.95%, 3/01/33		670,000	693,450
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	173,234
Rite Aid Corp., 9.25%, 3/15/20		$1,125,000	1,282,500
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		475,000	517,750
Wal-Mart Stores, Inc., 4.3%, 4/22/44		300,000	303,860

			$7,842,116
Specialty Chemicals - 0.2%
Chemtura Corp., 5.75%, 7/15/21		$1,095,000	$1,129,219

Specialty Stores - 0.5%
Advance Auto Parts, Inc., 4.5%, 12/01/23		$320,000	$339,967
Canadian Tire Corp. Ltd., 4.95%, 6/01/15	CAD	230,000	219,112
Group 1 Automotive, Inc., 5%, 6/01/22 (z)		$735,000	738,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Stores - continued
Michaels Stores, Inc., 7.75%, 11/01/18		$1,080,000	$1,142,100
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		200,000	204,000

			$2,643,854
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	100,000	$146,475
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	156,841

			$303,316
Supranational - 0.1%
European Investment Bank, 4.25%, 4/15/19	EUR	200,000	$319,394

Telecommunications - Wireless - 3.8%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,115,275
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	100,000	135,970
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	327,350
American Tower Corp., REIT, 3.5%, 1/31/23		$465,000	456,553
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (z)	EUR	100,000	138,632
Bharti Airtel International (Netherlands) B.V., 5.35%, 5/20/24 (z)		$303,000	318,892
Crown Castle International Corp., 4.875%, 4/15/22		385,000	397,513
Crown Castle International Corp., 5.25%, 1/15/23		200,000	208,000
Digicel Group Ltd., 8.25%, 9/01/17 (n)		710,000	734,850
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,053,000	1,134,608
Digicel Group Ltd., 6%, 4/15/21 (n)		940,000	958,800
Digicel Group Ltd., 7.125%, 4/01/22 (n)		425,000	437,750
Eileme 2 AB, 11.625%, 1/31/20 (n)		765,000	916,088
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	383,175
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		409,000	435,074
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	469,700
Rogers Communications, Inc., 5%, 3/15/44		137,000	142,576
Sprint Capital Corp., 6.875%, 11/15/28		1,315,000	1,347,875
Sprint Corp., 7.875%, 9/15/23 (n)		1,170,000	1,322,100
Sprint Corp., 7.125%, 6/15/24 (n)		890,000	958,975
Sprint Nextel Corp., 9%, 11/15/18 (n)		630,000	765,450
Sprint Nextel Corp., 6%, 11/15/22		830,000	856,975
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	143,100
T-Mobile USA, Inc., 6.5%, 1/15/24		370,000	393,125
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	248,806
T-Mobile USA, Inc., 6.25%, 4/01/21		2,790,000	2,964,375
T-Mobile USA, Inc., 6.633%, 4/28/21		210,000	226,275
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)		1,170,000	1,234,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)		$1,405,000	$1,454,175

			$21,626,387
Telephone Services - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,821,000	$1,939,365
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		445,000	477,263
Level 3 Financing, Inc., 9.375%, 4/01/19		475,000	521,906
Level 3 Financing, Inc., 8.625%, 7/15/20		630,000	707,175
TELUS Corp., 5.05%, 7/23/20	CAD	225,000	232,601

			$3,878,310
Tobacco - 0.3%
Altria Group, Inc., 2.85%, 8/09/22		$250,000	$241,336
Imperial Tobacco Group PLC, 5.5%, 9/28/26	GBP	150,000	283,326
Lorillard Tobacco Co., 8.125%, 6/23/19		$250,000	313,018
Reynolds American, Inc., 6.75%, 6/15/17		400,000	462,404
Reynolds American, Inc., 4.75%, 11/01/42		185,000	178,753

			$1,478,837
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 5/02/18 (n)		$526,000	$426,060

Transportation - Services - 1.7%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,155,000	$1,225,016
Avis Budget Car Rental LLC, 8.25%, 1/15/19		308,000	329,036
Ceva Group PLC, 7%, 3/01/21 (z)		490,000	498,575
ERAC USA Finance Co., 6.375%, 10/15/17 (n)		400,000	461,053
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	246,723
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$1,545,000	1,687,913
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,065,000	1,115,588
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,205,000	1,227,594
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		137,000	140,939
Stena AB, 7%, 2/01/24 (n)		1,570,000	1,652,425
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	680,050
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	220,896

			$9,485,808
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds, 6.25%, 8/15/23 (f)		$1,400,000	$1,858,609
U.S. Treasury Bonds, 5.375%, 2/15/31		286,200	378,008
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	115,989
U.S. Treasury Bonds, 4.75%, 2/15/37		2,986,200	3,773,810
U.S. Treasury Bonds, 3.125%, 2/15/43		7,420,000	7,177,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.75%, 2/15/24		$10,000,000	$10,275,000

			$23,579,108
Utilities - Electric Power - 2.4%
AES Corp., 7.375%, 7/01/21		$525,000	$603,750
AES Corp., 5.5%, 3/15/24		230,000	235,750
American Electric Power Co., Inc., 1.65%, 12/15/17		185,000	186,156
Calpine Corp., 7.875%, 7/31/20 (n)		448,000	488,320
Calpine Corp., 6%, 1/15/22 (n)		340,000	364,650
CMS Energy Corp., 3.875%, 3/01/24		250,000	261,305
Covanta Holding Corp., 7.25%, 12/01/20		1,830,000	2,001,563
Duke Energy Corp., 1.625%, 8/15/17		185,000	187,006
E.CL S.A., 5.625%, 1/15/21		757,000	825,132
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	103,323
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	212,000
EDP Finance B.V., 4.125%, 1/20/21	EUR	150,000	218,826
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$116,000	118,320
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	319,561
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	193,617
Energy Future Holdings Corp., 10%, 12/01/20		$788,000	836,265
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)		515,000	547,188
InterGen N.V., 7%, 6/30/23 (n)		715,000	747,175
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	100,000	174,325
NRG Energy, Inc., 8.25%, 9/01/20		$1,250,000	1,381,250
NRG Energy, Inc., 6.25%, 7/15/22 (n)		375,000	397,500
NRG Energy, Inc., 6.625%, 3/15/23		1,605,000	1,713,338
PG&E Corp., 2.4%, 3/01/19		166,000	168,179
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		250,000	281,686
Red Electrica de Espana, 3.5%, 10/07/16	EUR	100,000	144,836
Red Electrica de Espana, 4.75%, 2/16/18	EUR	100,000	154,550
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	173,144
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)		$373,000	414,030

			$13,452,745
Utilities - Water - 0.0%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	200,000	$281,251
Total Bonds (Identified Cost, $568,534,728)			$591,310,023

Floating Rate Loans (g)(r) - 1.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$395,277	$393,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$156,530	$154,672
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	382,330	381,932

		$536,604
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20 (o)	$310,990	$310,601

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$738,161	$740,314

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$534,916	$536,253

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$332,694	$333,939

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$224,439	$225,504

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$48,373	$48,178

Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$186,850	$187,843

Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$443,959	$443,265

Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 1/31/21 (o)	$96,113	$95,513

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$44,587	$45,033
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 8/21/19	625,339	597,199

		$642,232
Specialty Stores - 0.0%
Men’s Warehouse, Inc., Term Loan B, 3/11/21 (o)	$42,596	$42,638

Supermarkets - 0.0%
Stater Bros. Markets, Term Loan B, 5/09/21 (o)	$135,818	$136,073

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/22/19	$1,230,775	$1,235,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.0%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$123,762	$121,338
Total Floating Rate Loans (Identified Cost, $6,031,430)		$6,028,864

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	380	$383,230
GMAC Capital Trust I, 8.125%	22,000	596,640
Total Preferred Stocks (Identified Cost, $909,735)		$979,870

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d) (Identified Cost, $594,038)	$600,000	$612,000

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$69,564

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$17,158
Total Common Stocks (Identified Cost, $271,148)		$86,722

Money Market Funds - 11.5%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	65,205,918	$65,205,918
Total Investments (Identified Cost, $641,546,997)		$664,223,397

Other Assets, Less Liabilities - (17.5)%		(99,084,910)
Net Assets - 100.0%		$565,138,487

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,853,954, representing 31.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$41,925	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$356,250	$383,230
American Media, Inc., 13.5%, 6/15/18	12/22/10	12,036	12,775
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	1,007,474	1,017,388
BRF S.A., 4.75%, 5/22/24	5/15/14	202,756	203,683
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24	5/29/14	305,927	304,265
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	145,000	146,813
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-5/30/14	528,050	528,281
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.75%, 12/28/40	3/01/06	695,368	460,226
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21	5/12/14	136,560	138,632
Bharti Airtel International (Netherlands) B.V., 5.35%, 5/20/24	5/12/14	302,746	318,892
CEMEX Finance LLC, 6%, 4/01/24	3/25/14	234,000	240,143
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	235,000	238,525
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	1,584,814	1,620,850
Caixa Economica Federal, 4.25%, 5/13/19	5/06/14	149,477	149,813
Ceva Group PLC, 7%, 3/01/21	3/13/14-4/04/14	498,998	498,575
CommScope Holding Company, Inc., 5%, 6/15/21	5/15/14-5/16/14	435,150	437,175
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24	5/21/14	568,829	576,643
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	5/06/14-5/21/14	863,988	861,100
First Quantum Minerals Ltd., 7.25%, 5/15/22	5/08/14	852,000	875,430

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	$259,682	$257,556
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	694,320	693,825
Group 1 Automotive, Inc., 5%, 6/01/22	5/16/14-5/20/14	738,738	738,675
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24	5/12/14	198,080	201,250
Pertamina PT, 6.45%, 5/30/44	5/22/14	200,000	203,500
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14-5/14/14	640,842	640,556
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	571,758	580,538
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	575,000	590,813
Service Corp. International, 5.375%, 5/15/24	4/28/14	120,000	121,656
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	938,923	939,300
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	399,763	404,700
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	200,000	204,000
TransDigm, Inc., 6.5%, 7/15/24	5/21/14	256,275	258,825
Videotron Ltd., 5.375%, 6/15/24	3/26/14	70,000	71,575
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	1,405,000	1,454,175
Total Restricted Securities			$16,373,383
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/14

Forward Foreign Currency Exchange Contracts at 5/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank PLC	15,419,380	6/03/14-8/04/14	$6,829,113	$6,824,366	$4,747
BUY	CAD	Deutsche Bank AG	79,000	7/11/14	71,592	72,790	1,198
SELL	CHF	Credit Suisse Group	1,151,459	7/11/14	1,303,506	1,286,327	17,179
SELL	CHF	Deutsche Bank AG	1,151,459	7/11/14	1,303,624	1,286,327	17,297
SELL	DKK	Barclays Bank PLC	1,409,022	7/11/14	260,560	257,417	3,143
SELL	DKK	UBS AG	1,409,022	7/11/14	260,587	257,417	3,170
SELL	EUR	Barclays Bank PLC	609,000	7/11/14	844,519	830,116	14,403
SELL	EUR	Citibank N.A.	2,505,901	7/11/14	3,447,807	3,415,744	32,063
SELL	EUR	Credit Suisse Group	33,359,872	7/11/14	45,828,406	45,472,173	356,233
SELL	EUR	Deutsche Bank AG	2,715,000	7/11/14	3,721,858	3,700,762	21,096
SELL	EUR	Goldman Sachs International	422,536	7/11/14	580,933	575,951	4,982
SELL	GBP	Citibank N.A.	111,979	7/11/14	189,037	187,644	1,393
SELL	GBP	Credit Suisse Group	285,000	7/11/14	480,735	477,578	3,157
BUY	INR	Barclays Bank PLC	314,874,000	6/09/14-7/09/14	5,199,246	5,303,265	104,019
BUY	JPY	Goldman Sachs International	5,103,000	7/11/14	49,861	50,140	279
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	7/21/14	42,839	43,237	398
BUY	NOK	Goldman Sachs International	8,250,951	7/11/14	1,371,076	1,378,165	7,089
BUY	NOK	JPMorgan Chase Bank N.A.	7,589,000	7/11/14	1,261,016	1,267,598	6,582

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	NZD	Goldman Sachs International	351,037	7/11/14	$302,969	$297,127	$5,842
BUY	PHP	Barclays Bank PLC	118,167,000	6/02/14	2,693,695	2,700,651	6,956
BUY	PHP	JPMorgan Chase Bank N.A.	118,167,000	6/02/14	2,690,505	2,700,651	10,146
SELL	SEK	Citibank N.A.	448,000	7/11/14	68,123	66,901	1,222
SELL	SEK	Deutsche Bank AG	3,714,000	7/11/14	564,540	554,620	9,920
SELL	SEK	Goldman Sachs International	5,608,383	7/11/14	858,475	837,512	20,963
SELL	SEK	JPMorgan Chase Bank N.A.	4,481,000	7/11/14	681,771	669,158	12,613

							$666,090

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	2,573,298	7/11/14	$2,368,592	$2,388,554	$(19,962)
BUY	BRL	Barclays Bank PLC	7,709,690	6/03/14	3,443,363	3,441,365	(1,998)
BUY	BRL	Deutsche Bank AG	276,000	6/03/14	123,269	123,198	(71)
BUY	BRL	UBS AG	7,433,690	6/03/14	3,320,094	3,318,167	(1,927)
SELL	BRL	Deutsche Bank AG	276,000	6/03/14	122,694	123,198	(504)
SELL	BRL	UBS AG	7,433,690	6/03/14	3,227,128	3,318,167	(91,039)
SELL	CAD	Goldman Sachs International	1,419,000	7/11/14	1,289,671	1,307,448	(17,777)
SELL	CAD	Merrill Lynch International Bank	2,964,438	7/11/14	2,691,176	2,731,395	(40,219)
BUY	CHF	Goldman Sachs International	80,000	7/11/14	90,688	89,370	(1,318)
BUY	EUR	Brown Brothers Harriman	70,000	7/11/14	96,731	95,416	(1,315)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	EUR	Citibank N.A.	349,417	7/11/14	$478,791	$476,283	$(2,508)
BUY	EUR	Credit Suisse Group	103,945	7/11/14	143,745	141,685	(2,060)
BUY	EUR	Deutsche Bank AG	24,376	7/11/14	33,934	33,227	(707)
BUY	EUR	Goldman Sachs International	1,239,663	7/11/14	1,713,848	1,689,760	(24,088)
SELL	EUR	Goldman Sachs International	1,028,058	7/11/14	1,399,836	1,401,325	(1,489)
BUY	GBP	Citibank N.A.	107,635	7/11/14	180,395	180,365	(30)
BUY	GBP	Goldman Sachs International	137,000	7/11/14	229,990	229,573	(417)
SELL	GBP	Credit Suisse Group	2,472,495	7/11/14	4,135,816	4,143,193	(7,377)
SELL	GBP	Merrill Lynch International Bank	2,472,495	7/11/14	4,136,138	4,143,193	(7,055)
SELL	JPY	Deutsche Bank AG	821,265,728	7/11/14	8,061,156	8,069,368	(8,212)
SELL	JPY	Goldman Sachs International	821,265,731	7/11/14	8,061,979	8,069,369	(7,390)
SELL	MXN	JPMorgan Chase Bank N.A.	15,694,000	7/21/14	1,205,978	1,216,054	(10,076)
BUY	NOK	Deutsche Bank AG	3,506,000	7/11/14	591,416	585,611	(5,805)
BUY	NOK	JPMorgan Chase Bank N.A.	4,312,000	7/11/14	727,633	720,238	(7,395)
BUY	NZD	Barclays Bank PLC	1,690	7/11/14	1,451	1,430	(21)
SELL	NZD	Barclays Bank PLC	309,846	7/11/14	262,247	262,262	(15)
SELL	NZD	Goldman Sachs International	103,634	7/11/14	87,657	87,719	(62)
SELL	PHP	Barclays Bank PLC	118,167,000	6/02/14	2,655,737	2,700,651	(44,914)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	PHP	JPMorgan Chase Bank N.A.	236,334,000	6/02/14-7/30/14	$5,383,435	$5,399,334	$(15,899)
BUY	SGD	Citibank N.A.	40,141	7/11/14	32,045	32,003	(42)
BUY	ZAR	JPMorgan Chase Bank N.A.	360,852	6/10/14	34,285	34,058	(227)

							$(321,919)

Futures Contracts at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	250	$31,378,906	September - 2014	$45,870

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	23	3,161,781	September - 2014	(3,738)

					$42,132

At May 31, 2014, the fund had liquid securities with an aggregate value of $342,516 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $576,341,079)	$599,017,479
Underlying affiliated funds, at cost and value	65,205,918
Total investments, at value (identified cost, $641,546,997)	$664,223,397
Foreign currency, at value (identified cost, $204)	204
Receivables for
Forward foreign currency exchange contracts	666,090
Daily variation margin on open futures contracts	22,313
Investments sold	1,185,186
Interest	8,643,317
Other assets	30,396
Total assets	$674,770,903
Liabilities
Notes payable	$100,000,000
Payable to custodian	72,997
Payables for
Distributions	147,411
Forward foreign currency exchange contracts	321,919
Investments purchased	8,603,656
Payable to affiliates
Investment adviser	24,535
Transfer agent and dividend disbursing costs	2,368
Payable for independent Trustees’ compensation	27,949
Accrued interest expense	142,346
Deferred country tax expense payable	140,482
Accrued expenses and other liabilities	148,753
Total liabilities	$109,632,416
Net assets	$565,138,487
Net assets consist of
Paid-in capital	$549,441,153
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $76,580 deferred country tax)	22,989,991
Accumulated net realized gain (loss) on investments and foreign currency	(6,588,480)
Accumulated distributions in excess of net investment income	(704,177)
Net assets	$565,138,487
Shares of beneficial interest outstanding	54,392,628
Net asset value per share (net assets of $565,138,487 / 54,392,628 shares of beneficial interest outstanding)	$10.39

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$17,008,669
Dividends	35,644
Dividends from underlying affiliated funds	21,897
Total investment income	$17,066,210
Expenses
Management fee	$1,714,762
Transfer agent and dividend disbursing costs	31,477
Administrative services fee	38,002
Independent Trustees’ compensation	31,008
Stock exchange fee	24,162
Custodian fee	39,757
Interest expense	425,975
Shareholder communications	97,478
Audit and tax fees	38,087
Legal fees	7,170
Miscellaneous	20,301
Total expenses	$2,468,179
Fees paid indirectly	(119)
Reduction of expenses by investment adviser	(498)
Net expenses	$2,467,562
Net investment income	$14,598,648
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $27,743 country tax)	$6,948,321
Futures contracts	(361,475)
Foreign currency	(726,563)
Net realized gain (loss) on investments and foreign currency	$5,860,283
Change in unrealized appreciation (depreciation)
Investments (net of $76,580 increase in deferred country tax)	$7,012,874
Futures contracts	(54,789)
Translation of assets and liabilities in foreign currencies	(42,715)
Net unrealized gain (loss) on investments and foreign currency translation	$6,915,370
Net realized and unrealized gain (loss) on investments and foreign currency	$12,775,653
Change in net assets from operations	$27,374,301

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/14	Year ended 11/30/13
Change in net assets	(unaudited)
From operations
Net investment income	$14,598,648	$31,244,163
Net realized gain (loss) on investments and foreign currency	5,860,283	17,978,804
Net unrealized gain (loss) on investments and foreign currency translation	6,915,370	(27,896,527)
Change in net assets from operations	$27,374,301	$21,326,440
Distributions declared to shareholders
From net investment income	$(16,031,052)	$(33,771,682)
Change in net assets from fund share transactions	$(3,442,373)	$(1,032,873)
Total change in net assets	$7,900,876	$(13,478,115)
Net assets
At beginning of period	557,237,611	570,715,726
At end of period (including accumulated distributions in excess of net investment income of $704,177 and undistributed net investment income of $728,227, respectively)	$565,138,487	$557,237,611

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/14 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$27,374,301
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(199,641,213)
Proceeds from disposition of investment securities	197,124,367
Payments for futures contracts	(361,475)
Proceeds from disposition of short-term investments, net	6,577,457
Realized gain/loss on investments	(6,976,064)
Realized gain/loss on futures contracts	361,475
Unrealized appreciation/depreciation on investments	(7,089,454)
Unrealized appreciation/depreciation on foreign currency contracts	34,586
Net amortization/accretion of income	1,236,072
Increase in interest and dividends receivable	(40,296)
Increase in accrued expenses and other liabilities	45,533
Decrease in receivable for daily variation margin on open futures contracts	5,031
Increase in payable to custodian	72,997
Increase in other assets	(26,750)
Increase in interest payable	71,228
Net cash provided by operating activities	$18,767,795
Cash flows from financing activities:
Distributions paid in cash	(16,028,790)
Repurchase of shares of beneficial interest	(3,442,373)
Net cash used by financing activities	$(19,471,163)
Net decrease in cash	$(703,368)
Cash:
Beginning of period (including foreign currency of $18,000)	$703,572
End of period (including foreign currency of $204)	$204

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2014 for interest was $354,747.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.17		$10.40	$9.59	$9.99	$9.50	$7.79
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.57	$0.62	$0.66	$0.68	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		(0.18)	0.84	(0.31)	0.52	1.76
Total from investment operations	$0.50		$0.39	$1.46	$0.35	$1.20	$2.34
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.62)	$(0.65)	$(0.75)	$(0.71)	$(0.63)
Net increase from repurchase of capital shares	$0.01		$0.00 (w)	$—	$—	$—	$0.00	(w)
Net asset value, end of period (x)	$10.39		$10.17	$10.40	$9.59	$9.99	$9.50
Market value, end of period	$9.20		$8.97	$10.19	$8.93	$9.51	$8.96
Total return at market value (%)	5.91	(n)	(6.13)	21.92	1.79	14.36	40.77
Total return at net asset value (%) (j)(r)(s)(x)	5.50	(n)	4.28	15.87	4.06	13.30	31.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.92	0.98	1.00	1.11	0.90
Expenses after expense reductions (f)	0.88	(a)	0.92	0.98	1.00	1.11	0.90
Net investment income	5.24	(a)	5.53	6.12	6.60	6.93	6.71
Portfolio turnover	28	(n)	52	45	47	56	67
Net assets at end of period (000 omitted)	$565,138		$557,238	$570,716	$526,317	$548,397	$521,228

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
			2013	2012	2011	2010	2009

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.73	(a)	0.75	0.79	0.79	0.82	0.84
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$6,651		$6,572	$6,707	$6,263	$6,484	$6,212

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not

Notes to Financial Statements (unaudited) – continued

result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

Notes to Financial Statements (unaudited) – continued

principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$666,204	$383,230	$17,158	$1,066,592
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	23,579,108	—	23,579,108
Non-U.S. Sovereign Debt	—	98,409,699	—	98,409,699
Municipal Bonds	—	368,646	—	368,646
U.S. Corporate Bonds	—	316,246,739	—	316,246,739
Residential Mortgage-Backed Securities	—	11,128,169	—	11,128,169
Commercial Mortgage-Backed Securities	—	21,982,389	—	21,982,389
Asset-Backed Securities (including CDOs)	—	970,517	—	970,517
Foreign Bonds	—	119,236,756	—	119,236,756
Floating Rate Loans	—	6,028,864	—	6,028,864
Mutual Funds	65,205,918	—	—	65,205,918
Total Investments	$65,872,122	$598,334,117	$17,158	$664,223,397

Other Financial Instruments
Futures Contracts	$42,132	$—	$—	$42,132
Forward Foreign Currency Exchange Contracts	—	344,171	—	344,171

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$14,929
Change in unrealized appreciation (depreciation)	2,229
Balance as of 5/31/14	$17,158

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2014 is $2,229.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$45,870	$(3,738)
Foreign Exchange	Forward Foreign Currency Exchange	666,090	(321,919)
Total		$711,960	$(325,657)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(361,475)	$—
Foreign Exchange	—	(716,836)
Total	$(361,475)	$(716,836)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(54,789)	$—
Foreign Exchange	—	(34,586)
Total	$(54,789)	$(34,586)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Notes to Financial Statements (unaudited) – continued

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been

Notes to Financial Statements (unaudited) – continued

accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/13
Ordinary income (including any short-term capital gains)	$33,771,682

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$645,252,656
Gross appreciation	26,057,365
Gross depreciation	(7,086,624)
Net unrealized appreciation (depreciation)	$18,970,741

As of 11/30/13
Undistributed ordinary income	3,850,815
Capital loss carryforwards	(8,666,578)
Other temporary differences	(2,828,595)
Net unrealized appreciation (depreciation)	11,998,443

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/17	$(8,666,578)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2014, these fees paid to MFSC amounted to $7,660.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.0136% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

Notes to Financial Statements (unaudited) – continued

$388 and the Retirement Deferral plan resulted in an expense of $185. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $27,613 at May 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,680 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $498, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$10,107,813	$19,477,696
Investments (non-U.S. Government securities)	$158,832,581	$145,537,720

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 378,698 shares of beneficial interest during the six months ended May 31, 2014 at an average price per share of $9.09 and a weighted average discount of 10.87% per share. The fund repurchased and retired 115,800

Notes to Financial Statements (unaudited) – continued

shares of beneficial interest during the year ended November 30, 2013 at an average price per share of $8.92 and a weighted average discount of 11.47% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Capital shares reacquired	(378,698)	$(3,442,373)	(115,800)	$(1,032,873)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2014, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. The credit agreement matures on August 22, 2014. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for an additional 364 day period which matures on August 21, 2015. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $425,975 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2014, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.85%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,783,375	91,355,109	(97,932,566)	65,205,918

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,897	$65,205,918

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Charter Income Trust (the Fund) as of May 31, 2014, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2014. These interim financial statements and the financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2013, and the financial highlights for each of the five years in the period ended November 30, 2013, and in our report dated January 15, 2014, we expressed an unqualified opinion on such statement of changes in net assets and the financial highlights.

Boston, Massachusetts

July 16, 2014

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/13-12/31/13	231,831	9.06	231,831	5,141,081
1/01/14-1/31/14	0	N/A	0	5,141,081
2/01/14-2/28/14	0	N/A	0	5,141,081
3/01/14-3/31/14	146,867	9.13	146,867	5,307,082
4/01/14-4/30/14	0	N/A	0	5,307,082
5/01/14-5/31/14	0	N/A	0	5,307,082

Total	378,698	9.09	378,698

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 5,453,949.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.